SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax expense (benefit) at the statutory rate	$ (1,158,482)	$ (222,188)
Non-deductible items	385,216
Deferred true-ups	(56,746)
Change in valuation allowance	830,012	222,188
Total